Consolidated Statements of Operations and Comprehensive Income (USD $)	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
NET SALES	$ 97,666,000		$ 124,283,000		$ 137,789,000
COST OF SALES	44,067,000		53,273,000		53,205,000
GROSS PROFIT	53,599,000		71,010,000		84,584,000
OPERATING EXPENSES
Research and development (a)	34,310,000	[1]	33,591,000	[1]	31,055,000	[1]
Selling, general and administrative (a)	34,594,000	[1]	31,165,000	[1]	31,087,000	[1]
Costs associated with exit activities (note 3)	3,343,000
Provision for litigation (note19)	9,422,000
Litigation income (note 19)	(100,000)		(850,000)
Total operating expenses	81,569,000		63,906,000		62,142,000
INCOME (LOSS) FROM OPERATIONS	(27,970,000)		7,104,000		22,442,000
NON-OPERATING INCOME
Interest income	1,706,000		1,262,000		927,000
Gain on sale of long-term investments (note 9)	23,000		1,619,000
Impairment loss on long-term investments (note 9)			(422,000)
Foreign exchange gain (loss), net	(217,000)		46,000		(150,000)
Other, net	873,000		451,000		151,000
Total non-operating income	2,385,000		2,956,000		928,000
INCOME (LOSS) FROM CONTINUING OPERATIONS BEFORE INCOME TAX	(25,585,000)		10,060,000		23,370,000
INCOME TAX EXPENSE (note 14)	1,103,000		1,063,000		1,325,000
NET INCOME (LOSS) FROM CONTINUING OPERATIONS	(26,688,000)		8,997,000		22,045,000
INCOME (LOSS) FROM DISCONTINUED OPERATIONS, NET OF TAX (a)	895,000	[1]	9,000	[1]	(9,843,000)	[1]
NET INCOME (LOSS)	(25,793,000)		9,006,000		12,202,000
OTHER COMPREHENSIVE INCOME (LOSS), NET OF TAX EFFECT OF NIL
Unrealized gain (loss) on available-for-sale securities	185,000		(1,619,000)		1,687,000
Foreign currency translation adjustments	846,000		941,000		2,583,000
Unrealized pension loss	(65,000)		(25,000)		(183,000)
Total other comprehensive income (loss)	966,000		(703,000)		4,087,000
COMPREHENSIVE INCOME (LOSS)	(24,827,000)		8,303,000		16,289,000
BASIC EARNINGS (LOSS) PER SHARE (note 17)
Continuing operations (in Dollars per share)	$ (0.02)		$ 0.01		$ 0.01
Discontinued operations (in Dollars per share)
(in Dollars per share)	$ (0.02)		$ 0.01		$ 0.01
DILUTED EARNINGS (LOSS) PER SHARE (note 17)
Continuing operations (in Dollars per share)	$ (0.02)		$ 0.01		$ 0.01
Discontinued operations (in Dollars per share)
(in Dollars per share)	$ (0.02)		$ 0.01		$ 0.01
NUMBER OF SHARES USED IN EARNINGS PER SHARE CALCULATION:
Basic (in thousands) (in Shares)	1,552,190		1,656,092		1,706,665
Diluted (in thousands) (in Shares)	1,552,190		1,694,303		1,752,832
(a) INCLUDES STOCK-BASED COMPENSATION CHARGE AS FOLLOWS:
Research and development	930,000	[1]	1,199,000	[1]	923,000	[1]
Selling, general and administrative	$ 2,137,000	[1]	$ 2,473,000	[1]	$ 2,905,000	[1]
Discontinued operations	$-	[1]	$-	[1]	$66	[1]

[1]	INCLUDES STOCK-BASED COMPENSATION CHARGE